FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivative Instruments - Net Asset (Liability) Position (Details) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($) $ / $	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2024 CAD ($) $ / $	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Current derivative financial assets	$ 99		$ 336
Non-current derivative financial assets	746		997
Current derivative financial liabilities	(49)		(64)
Non-current derivative financial liabilities	(699)		(845)
Net mark-to market asset (liability), fair value	97		425		$ (538)
Net mark-to market asset, current	50		273
Net mark-to market asset, non-current	47		152
Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Net mark-to market asset (liability), fair value	97		$ 425
Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, assets | $ / $			1.4282	1.4282
Exchange rate, liabilities | $ / $			1.4421	1.4421
Net mark-to market asset (liability), fair value	$ 0		$ 5		(101)
Debt derivatives | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets				$ 666
Notional amount, liabilities				$ 696
Debt derivatives | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets			952
Notional amount, liabilities			1,004
Net mark-to market asset (liability), fair value			$ 357
Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, assets | $ / $	1.2373	1.2373	1.2510	1.2510
Exchange rate, liabilities | $ / $	1.3449	1.3449	1.3127	1.3127
Current derivative financial assets	$ 34		$ 224
Non-current derivative financial assets	101		133
Net mark-to market asset (liability), fair value	135		352		(470)
Debt derivatives | Cash flow hedges | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets		$ 8,559		$ 11,116
Notional amount, liabilities		$ 7,763		$ 6,550
Debt derivatives | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	10,590		13,906
Fair value, assets	135
Notional amount, liabilities	$ 10,440		8,598
MLSE interest rate swap | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, liabilities | $ / $	0	0
MLSE interest rate swap | Cash flow hedges | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities		$ 0
MLSE interest rate swap | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities	$ 300
Expenditure derivative instruments:
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, liabilities | $ / $	1.3386	1.3386
Current derivative financial liabilities	$ (10)
Non-current derivative financial liabilities	(15)
Net mark-to market asset (liability), fair value	(17)		$ 0
Expenditure derivative instruments: | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities		$ 886
Expenditure derivative instruments: | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities	1,186
Fair value, liabilities	$ (25)
Expenditure derivative instruments: | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, assets | $ / $	1.3275	1.3275	1.3362	1.3362
Exchange rate, liabilities | $ / $	1.3816	1.3816
Current derivative financial assets			$ 105
Non-current derivative financial assets			27
Net mark-to market asset (liability), fair value	$ (8)		132		(15)
Expenditure derivative instruments: | Cash flow hedges | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets		$ 1,122		$ 1,590
Notional amount, liabilities		$ 1,261
Expenditure derivative instruments: | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	1,489		2,125
Notional amount, liabilities	$ 1,742
Net mark-to market asset (liability), fair value			$ 132
Equity derivative instruments
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, assets | $ / $	0	0
Exchange rate, liabilities | $ / $	0	0	0	0
Non-current derivative financial assets	$ 0
Current derivative financial liabilities	(28)		$ (54)
Non-current derivative financial liabilities			0
Net mark-to market asset (liability), fair value	28		(54)		48
Equity derivative instruments | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets		$ 0
Notional amount, liabilities		$ 0		$ 0
Equity derivative instruments | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	173
Fair value, assets	28
Notional amount, liabilities	$ 84		320
Net mark-to market asset (liability), fair value			(54)
Subsidiary equity derivative instruments
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, assets | $ / $	1.3827	1.3827
Exchange rate, liabilities | $ / $	1.3846	1.3846
Current derivative financial liabilities	$ 0
Non-current derivative financial liabilities	(35)
Net mark-to market asset (liability), fair value	(35)		$ 0
Subsidiary equity derivative instruments | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets		$ 750
Notional amount, liabilities		$ 4,100
Subsidiary equity derivative instruments | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, assets	1,037
Notional amount, liabilities	5,677
Fair value, liabilities	$ (35)
Virtual power purchase agreement
Disclosure of detailed information about hedging instruments [line items]
Exchange rate, liabilities | $ / $	0	0	0	0
Current derivative financial liabilities	$ (2)		$ (2)
Non-current derivative financial liabilities	(4)		(8)
Net mark-to market asset (liability), fair value	(6)		(10)		$ 0
Virtual power purchase agreement | United States of America, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities		$ 0		$ 0
Virtual power purchase agreement | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Notional amount, liabilities	0		0
Net mark-to market asset (liability), fair value	(6)		(10)
Before Offset Amount
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	845		1,333
Fair value, liabilities	(748)		(908)
Before Offset Amount | Debt derivatives
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0
Fair value, liabilities	0
Current derivative financial assets			7
Non-current derivative financial assets			0
Current derivative financial liabilities			(2)
Non-current derivative financial liabilities			0
Before Offset Amount | Debt derivatives | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets			7
Fair value, liabilities			(2)
Before Offset Amount | Debt derivatives | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Current derivative financial assets	47		224
Non-current derivative financial assets	740		970
Current derivative financial liabilities	(13)		(5)
Non-current derivative financial liabilities	(632)		(837)
Before Offset Amount | Debt derivatives | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	787		1,194
Fair value, liabilities	(645)		(842)
Before Offset Amount | MLSE interest rate swap | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Current derivative financial liabilities	0
Non-current derivative financial liabilities	(7)
Before Offset Amount | MLSE interest rate swap | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(7)
Before Offset Amount | Expenditure derivative instruments:
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0
Current derivative financial liabilities	(3)
Non-current derivative financial liabilities	(14)
Before Offset Amount | Expenditure derivative instruments: | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	(17)
Before Offset Amount | Expenditure derivative instruments: | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities			0
Current derivative financial assets	15		105
Non-current derivative financial assets	5		27
Before Offset Amount | Expenditure derivative instruments: | Cash flow hedges | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	20		132
Fair value, liabilities	(28)
Before Offset Amount | Equity derivative instruments
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets			0
Current derivative financial assets	37
Non-current derivative financial assets	0
Current derivative financial liabilities	(9)		(54)
Non-current derivative financial liabilities	0		0
Before Offset Amount | Equity derivative instruments | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	37
Fair value, liabilities	(9)		(54)
Before Offset Amount | Equity derivative instruments | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Current derivative financial liabilities	(22)
Non-current derivative financial liabilities	(6)
Before Offset Amount | Subsidiary equity derivative instruments
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets			0
Current derivative financial assets	0
Non-current derivative financial assets	1
Current derivative financial liabilities	0
Non-current derivative financial liabilities	(36)
Before Offset Amount | Subsidiary equity derivative instruments | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	1
Fair value, liabilities	(36)
Before Offset Amount | Virtual power purchase agreement
Disclosure of detailed information about hedging instruments [line items]
Fair value, assets	0		0
Current derivative financial liabilities	(2)		(2)
Non-current derivative financial liabilities	(4)		(8)
Before Offset Amount | Virtual power purchase agreement | Canada, Dollars
Disclosure of detailed information about hedging instruments [line items]
Fair value, liabilities	$ (6)		(10)
Net mark-to market asset (liability), fair value			$ (10)